TAXES ON INCOME (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major Components Of Income Tax Expense [Line Items]
Applicable tax rate	26.50%	26.50%	26.50%
Israel [Member]
Major Components Of Income Tax Expense [Line Items]
Applicable tax rate	23.00%	23.00%
Carryforward operating tax losses	$ 37,111
Canada [Member]
Major Components Of Income Tax Expense [Line Items]
Applicable tax rate	26.50%	26.50%
Adjupharm GmbH ("Adjupharm") [Member]
Major Components Of Income Tax Expense [Line Items]
Applicable tax rate	29.10%
Adjupharm GmbH ("Adjupharm") [Member] | German [Member]
Major Components Of Income Tax Expense [Line Items]
Carryforward operating tax losses	$ 14,635
Description of carryforward losses for tax purposes	which can be carried forward without time restrictions and can be deducted from future profits and capital gains unless they exceed EUR 1,000 thousand (approximately $1,497). Any excess of such an amount will be limited to 60% of the profits or capital gains.